Exhibit 99.16

Client Name:	Bank of America Corporation
Client Project Name:	OBX 2021-J1
Start - End Dates:	11/2020 - 3/2021
Deal Loan Count:	122

Conditions Report 2.0

Loans in Report:	2
Loans with Conditions:	2

Loan Number	Alternate Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors	Loan Status
XXXXXX	OBX21J10377	XXXXXX	WA	QM: Safe Harbor	QM: Safe Harbor	D	B	D	A	C	B	C	A	D	B	D	A	C	B	C	A	Compliance	Ability to Repay/Qualified Mortgage	Satisfied	C	A	C	A	CMPATRQM4647	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; Clayton's status determination places loan in a different status than the Lender's status determination	No	Recalculated other debt resulted in a back-end DTI ratio of 43.97% which exceeds Appendix Q maximum allowable DTI of 43%.  Lender used all other monthly debt of $800.26 to qualify.  Recalculated other monthly debt is $2,312.71 which includes the PITIA payment from an additional property owned.  No indication
in the file rental income was used to qualify. Unable to determine lender calculations.	1/12 Client provided an income WS and evidence of PITIA for the REO Congressional drve of $1751.27 resulting in a DTI below 43%	Condition satisfied	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 75% is 5% below the maximum allowable LTV of 80%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 779 exceeds guideline minimum score.

CFCFS1731: Verified cash reserves exceed guidelines
																																					- Clayton Comments: Borrowers have 60 months of PITI in reserves; 17 months required.	Complete
XXXXXX	OBX21J10377	XXXXXX	WA	QM: Safe Harbor	QM: Safe Harbor	D	B	D	A	C	B	C	A	D	B	D	A	C	B	C	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	A	A	A	A	CMPTRID5215	TRID - Seller-paid Fee that should be disclosed in Section H is not disclosed.	No	Realtor Commissions reflected on Seller CD but not in section H of Borrower Final CD. As fees are at least shown this is not a material issue. This exception is informational per Clayton Compliance department and TRID 2.0 revisions. Exception satisfied. Final Grade A.	(No Data)	Exception satisfied	Numeric	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 75% is 5% below the maximum allowable LTV of 80%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 779 exceeds guideline minimum score.

CFCFS1731: Verified cash reserves exceed guidelines
																																					- Clayton Comments: Borrowers have 60 months of PITI in reserves; 17 months required.	Complete
XXXXXX	OBX21J10377	XXXXXX	WA	QM: Safe Harbor	QM: Safe Harbor	D	B	D	A	C	B	C	A	D	B	D	A	C	B	C	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	A	A	A	A	CMPTRID5293	TRID Not all required seller-paid fees were disclosed on the CD	No	Seller fees listed on Seller CD but not Borrower final CD. As the fees are at least reflected there is no material issue. This exception is informational per Clayton Compliance department and TRID 2.0 revisions. Exception satisfied. Final Grade A.	(No Data)	Exception satisfied	Numeric	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 75% is 5% below the maximum allowable LTV of 80%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 779 exceeds guideline minimum score.

CFCFS1731: Verified cash reserves exceed guidelines
																																					- Clayton Comments: Borrowers have 60 months of PITI in reserves; 17 months required.	Complete
XXXXXX	OBX21J10377	XXXXXX	WA	QM: Safe Harbor	QM: Safe Harbor	D	B	D	A	C	B	C	A	D	B	D	A	C	B	C	A	Credit	DTI	Satisfied	B	A	B	A	CRDDTI105	Debt Ratio Exception 5% or Less	No	Recalculated other debt resulted in a back-end DTI ratio of 43.97% which exceeds the maximum allowable DTI of 43% and exceeds lender approved DTI of 34.49%. Lender used all other monthly debt of $800.26 to qualify. Recalculated other monthly debt is $2,312.71 which includes the PITIA payment from an additional property owned. No indication in the file rental income was used to qualify. Unable to determine lender calculations.	1/12 Client provided an income WS and evidence of PITIA for the REO Congressional drve of $1751.27 resulting in a DTI below 43%	Condition satisfied	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 75% is 5% below the maximum allowable LTV of 80%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 779 exceeds guideline minimum score.

CFCFS1731: Verified cash reserves exceed guidelines
																																					- Clayton Comments: Borrowers have 60 months of PITI in reserves; 17 months required.	Complete
XXXXXX	OBX21J10377	XXXXXX	WA	QM: Safe Harbor	QM: Safe Harbor	D	B	D	A	C	B	C	A	D	B	D	A	C	B	C	A	Credit	Income/Employment	Satisfied	D	A	D	A	CRDINC2408	Income verification does not meet guidelines	No	File is missing 2019/2018 IRS tax transcripts as required by guidelines when federal income tax returns are used to document the borrowers income.	2/23 Client provided the IRS transcripts	Condition satisfied	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 75% is 5% below the maximum allowable LTV of 80%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 779 exceeds guideline minimum score.

CFCFS1731: Verified cash reserves exceed guidelines
																																					- Clayton Comments: Borrowers have 60 months of PITI in reserves; 17 months required.	Complete
XXXXXX	OBX21J10377	XXXXXX	WA	QM: Safe Harbor	QM: Safe Harbor	D	B	D	A	C	B	C	A	D	B	D	A	C	B	C	A	Credit	Legal Documents	Satisfied	D	A	D	A	CRDLGL2550	Missing HUD-1 from sale of property	No	File is missing a copy of the final, fully executed Closing Disclosure from the sale of the borrower's departure residence verifying XXXXXX and XXXXXX mortgages have been paid off. If the XXXXXX HELOC is attached to the retained, additional property owned then this debt must be added to the borrowers' liabilities for the subject loan. Additional review may be required.	1/12 Client provided Final HUD1 from sale of departure residence with sufficient proceeds and required payoffs	Condition satisfied	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 75% is 5% below the maximum allowable LTV of 80%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 779 exceeds guideline minimum score.

CFCFS1731: Verified cash reserves exceed guidelines
																																					- Clayton Comments: Borrowers have 60 months of PITI in reserves; 17 months required.	Complete
XXXXXX	OBX21J10377	XXXXXX	WA	QM: Safe Harbor	QM: Safe Harbor	D	B	D	A	C	B	C	A	D	B	D	A	C	B	C	A	Property Valuations	Property	Waived	C	B	C	B	PRVAPROP177	Property Issues Indicated	No	Appraiser photos show subject property is a log built home. Per client guidelines, log homes are ineligible.	3/9 Client provided an exception approval for subject being a log built home. Exception is considered non-material base don 75% LTV, 779 FICO,. and 60 months PITI reserves.	Final grade B	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 75% is 5% below the maximum allowable LTV of 80%.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 779 exceeds guideline minimum score.

CFCFS1731: Verified cash reserves exceed guidelines
																																					- Clayton Comments: Borrowers have 60 months of PITI in reserves; 17 months required.	Complete
XXXXXX	OBX21J10129	XXXXXX	CA	QM: Safe Harbor	QM: Safe Harbor	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR3116	Missing updated valuation	No	Missing the updated value to support the Appraisal Value.	2.4.21 Desk Review received value supported.	2.4.21 Exception Satisfied.	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 63.45% is below guideline maximum LTV.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 742 exceeds guideline minimum score.

CFCFS1744: DTI below guideline requirement
																																					- Clayton Comments: DTI of 31.70% is below guideline maximum DTI.	Client Complete